Cost Reduction Actions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011 2011 [Member] Positions Employee	Jan. 01, 2011 Q3 2010-Q4 2010 [Member] Positions Employee	Jan. 02, 2010 Q4 2008-Q2 2010 [Member] Positions Employee
Cost Reduction Actions (Textual) [Abstract]
Charges	$ 45.0	$ 10.0	$ 150.0
Severance costs cash charges			$ 105
Number of positions reduced as a result of Cost Reduction Actions	910	725	4,350
Number of positions remaining	80	0	0